Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par or stated value per share	$ 1,000		$ 1,000		$ 1,000	$ 0.001
Preferred stock, shares authorized	5,000,000		5,000,000		5,000,000	5,000,000
Preferred stock, shares issued	4,300		4,300
Preferred stock, shares outstanding	4,300		4,300
Common stock, par value	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized	2,000,000		2,000,000		2,000,000	60,000,000
Common stock, shares issued	1,138,345		1,138,345		1,100,592	895,880
Common stock, shares outstanding	1,109,335		1,109,335		1,097,843	873,939
Reverse stock split	30-for-1	30-for-1	30-for-1	30-for-1	30-for-1	30-for-1
Theralink Technologies Inc [Member]
Preferred stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	26,667	26,667	26,667	26,667
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000,000	100,000,000,000	100,000,000,000	100,000,000,000
Common stock, shares issued	6,151,499,919	6,151,499,919	6,151,499,919	6,151,499,919
Common stock, shares outstanding	6,151,499,919	6,151,499,919	6,151,499,919	6,151,499,919
Theralink Technologies Inc [Member] | Series E Preferred Stock [Member]
Temporary equity, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	2,000	2,000	2,000	2,000
Temporary equity, shares issued		1,000		1,000
Temporary equity, shares outstanding		1,000		1,000
Temporary equity, liquidation preference	$ 0	$ 2,040,329	$ 0	$ 2,040,329
Theralink Technologies Inc [Member] | Series F Preferred Stock [Member]
Temporary equity, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	2,000	2,000	2,000	2,000
Temporary equity, shares issued		500		500
Temporary equity, shares outstanding		500		500
Temporary equity, liquidation preference	$ 0	$ 1,020,164	$ 0	$ 1,020,164
Theralink Technologies Inc [Member] | Series A Preferred Stock [Member]
Preferred stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,333	1,333	1,333	1,333
Preferred stock, shares issued	667	667	667	667
Preferred stock, shares outstanding	667	667	667	667
Theralink Technologies Inc [Member] | Series C-1 Preferred Stock [Member]
Preferred stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	3,000	3,000	3,000	3,000
Preferred stock, shares issued	141	1,043	141	1,043
Preferred stock, shares outstanding	141	1,043	141	1,043
Theralink Technologies Inc [Member] | Series C-2 Preferred Stock [Member]
Preferred stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	6,000	6,000	6,000	6,000
Preferred stock, shares issued		3,037		3,037
Preferred stock, shares outstanding		3,037		3,037
Theralink Technologies Inc [Member] | Series D-1 Preferred Stock [Member]
Preferred stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000	1,000	1,000	1,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Theralink Technologies Inc [Member] | Series D-2 Preferred Stock [Member]
Preferred stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	4,360	4,360	4,360	4,360
Preferred stock, shares issued
Preferred stock, shares outstanding